Accounts Payable, Accrued Expenses and Other Current Liabilities - Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 74,712	$ 81,608	$ 47,440
Accrued freight and duty	15,866	17,639	8,896
Accrued compensation	22,386	16,621	21,168
Accrued sales taxes	10,727	12,783	8,472
Accrued catalog costs	42,548	6,906	7,176
Accrued occupancy	5,869	5,842	6,203
Accrued professional fees	3,897	2,114	2,494
Other accrued expenses	3,415	1,840	3,845
Total accounts payable and accrued expenses	$ 179,420	$ 145,353	$ 105,694